CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the ending at Dec. 31, 2020		$ 719	$ 24,281	$ (1,104)	$ 23,896
Balance at the ending (in shares) at Dec. 31, 2020		7,187,500
Balance at the beginning at Sep. 28, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Sep. 28, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B Common Stock to Sponsor		$ 719	24,281		25,000
Issuance of Class B Common Stock to Sponsor (in shares)		7,187,500
Net income attributable				(1,104)	(1,104)
Balance at the ending at Dec. 31, 2020		$ 719	24,281	(1,104)	23,896
Balance at the ending (in shares) at Dec. 31, 2020		7,187,500
Balance at the beginning at Dec. 31, 2020		$ 719	24,281	(1,104)	23,896
Balance at the beginning (in shares) at Dec. 31, 2020		7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment on redeemable common stock			(1,935,948)	(14,780,788)	(16,716,736)
Cash paid in excess of private warrants			$ 1,911,667		1,911,667
Net income attributable				(3,338,538)	(3,338,538)
Balance at the ending at Dec. 31, 2021		$ 719		$ (18,120,430)	$ (18,119,711)
Balance at the ending (in shares) at Dec. 31, 2021		7,187,500